Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total(1)		Compensation Actually Paid(2)				Value of Initial Fixed $100 Investment on 12/31/19 as of last day of each year indicated:
Year	Jane Fraser	Mike Corbat	Jane Fraser	Mike Corbat	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Citi Total Shareholder Return	S&P Financial Index Total Shareholder Return	Net Income ($B)	RoTCE
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$22,064,065	N/A	$15,950,982	N/A	$15,608,729	$14,236,325	$63.22	$118.77	14.8	8.9%
2021	$20,541,324	$14,054,614	$22,536,411	$19,942,191	$13,359,184	$13,181,334	$81.16	$132.75	22.0	13.4%
2020	N/A	$22,984,090	N/A	$(2,054,816)	$14,006,358	$10,647,262	$80.36	$98.31	11.0	6.6%

Company Selected Measure Name	RoTCE
Named Executive Officers, Footnote [Text Block]	Values shown are for Ms. Fraser as Citi CEO from February 26, 2021 and for Mr. Corbat as Citi CEO through February 25, 2021.2022 compensation amounts include compensation reported for Messrs. Mason, Ybarra, Selvakesari, and Babej; 2021 compensation amounts include compensation reported for Messrs. Mason, Ybarra, Torres Cantu, and Babej; and 2020 compensation amounts include compensation reported for Ms. Fraser and Messrs. Mason, Ybarra, and Whitaker.
Adjustment To PEO Compensation, Footnote [Text Block]

The amounts shown in these columns reflect required adjustments to amounts reported in the Summary Compensation Table on page 100 for the three years presented. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to those presented in these columns. The values shown for Ms. Fraser and Mr. Corbat were determined by the following adjustments:
	Jane Fraser 2022	Jane Fraser 2021	Mike Corbat 2021	Mike Corbat 2020
Total Compensation as reported in Summary Compensation Table (SCT)	$22,064,065	$20,541,324	$14,054,614	$22,984,090
Pension values reported in SCT	$—	$—	$(6,633)	$(3,914)
Fair value of equity awards granted during fiscal year	$(15,533,265)	$(11,215,773)	$(13,780,581)	$(16,202,576)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—
Fair value of equity compensation granted in current year–value at end of year-end	$11,957,810	$11,522,259	$14,157,154	$9,472,389
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(325,570)	$49,438	$(153,242)	$17,397
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,212,058)	$1,639,163	$5,670,880	$(18,322,202)
Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—
Compensation Actually Paid to CEO	$15,950,982	$22,536,411	$19,942,191	$(2,054,816)

Non-PEO NEO Average Total Compensation Amount	$ 15,608,729	$ 13,359,184	$ 14,006,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,236,325	13,181,334	10,647,262
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The amounts shown in this column reflect required adjustments to amounts reported in the Summary Compensation Table on page 100 for the three years presented. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to those presented in this column. The amounts shown for each year represent an average of all non-CEO named executive officers. The values shown for non-CEO named executive officers were determined by the following adjustments:

	NEO Averages
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$15,608,729	$13,359,184	$14,006,358
Pension values reported in SCT	$(448)	$(292)	$(16,115)
Fair value of equity awards granted during fiscal year	$(6,477,136)	$(5,531,828)	$(5,514,834)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—
Fair value of equity compensation granted in current year—value at end of year-end	$5,688,773	$5,650,137	$4,098,053
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(36,771)	$—	$(137,636)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(546,822)	$(295,868)	$(1,788,563)
Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—
Compensation Actually Paid to NEO	$14,236,325	$13,181,334	$10,647,262

Tabular List [Table Text Block]

The following is a tabular list of the financial performance measures that the Company has determined represent the most important financial performance measures used to link compensation actually paid for 2022 to Citi’s performance:

•	RoTCE
•	Tangible Book Value per Share
•	Net Income

RoTCE and Tangible Book Value per Share are the financial metrics that comprise the performance-based vesting conditions for our PSUs, as described on pages 88 to 89. Net Income affects RoTCE and is taken into account as an important factor in our performance assessments, as described above.

Total Shareholder Return Amount	$ 63.22	81.16	80.36
Peer Group Total Shareholder Return Amount	118.77	132.75	98.31
Net Income (Loss)	$ 14,800,000,000	$ 22,000,000,000.0	$ 11,000,000,000.0
Company Selected Measure Amount	0.089	0.134	0.066
PEO Name	Ms. Fraser
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	RoTCE
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	RoTCE and Tangible Book Value per Share are the financial metrics that comprise the performance-based vesting conditions for our PSUs, as described on pages 88 to 89. Net Income affects RoTCE and is taken into account as an important factor in our performance assessments, as described above.
Non-PEO NEO [Member] | Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (448)	$ (292)	$ (16,115)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,477,136)	(5,531,828)	(5,514,834)
Non-PEO NEO [Member] | Change in Pension Value Attributable to Service and Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,688,773	5,650,137	4,098,053
Non-PEO NEO [Member] | Change in Fair Value Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,771)		(137,636)
Non-PEO NEO [Member] | Change in Fair Value Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(546,822)	(295,868)	(1,788,563)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	22,064,065	20,541,324
PEO Actually Paid Compensation Amount	15,950,982	22,536,411
Jane Fraser [Member] | PEO [Member] | Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,533,265)	(11,215,773)
Jane Fraser [Member] | PEO [Member] | Change in Pension Value Attributable to Service and Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,957,810	11,522,259
Jane Fraser [Member] | PEO [Member] | Change in Fair Value Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(325,570)	49,438
Jane Fraser [Member] | PEO [Member] | Change in Fair Value Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,212,058)	1,639,163
Jane Fraser [Member] | PEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jane Fraser [Member] | PEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		14,054,614	22,984,090
PEO Actually Paid Compensation Amount		19,942,191	(2,054,816)
Mike Corbat [Member] | PEO [Member] | Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,633)	(3,914)
Mike Corbat [Member] | PEO [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,780,581)	(16,202,576)
Mike Corbat [Member] | PEO [Member] | Change in Pension Value Attributable to Service and Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member] | PEO [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,157,154	9,472,389
Mike Corbat [Member] | PEO [Member] | Change in Fair Value Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(153,242)	17,397
Mike Corbat [Member] | PEO [Member] | Change in Fair Value Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,670,880	(18,322,202)
Mike Corbat [Member] | PEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mike Corbat [Member] | PEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount